STATEMENT OF STOCKHOLDERS' DEFICIT (CAD)	COMMON STOCK	OBLIGATION TO ISSUE SHARES	ADDITIONAL PAID-IN CAPITAL	DEFICIT ACCUMULATED DURING EXPLORATION STAGE	Total
Balance at Jun. 16, 1995
Balance (in shares) at Jun. 16, 1995
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issued for cash (in shares)	1
Share issued for cash	1				1
Income/Loss for the year				(38,624)	(38,624)
Balance at Dec. 31, 1995	1			(38,624)	(38,624)
Balance (in shares) at Dec. 31, 1995	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issued for cash (in shares)	913,000
Share issued for cash	276,500				276,500
Income/Loss for the year				(210,592)	(210,592)
Balance at Dec. 31, 1996	276,501			(249,216)	27,285
Balance (in shares) at Dec. 31, 1996	913,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income/Loss for the year				(74,529)	(74,529)
Balance at Dec. 31, 1997	276,501			(323,745)	(47,244)
Balance (in shares) at Dec. 31, 1997	913,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income/Loss for the year				(60,148)	(60,148)
Balance at Dec. 31, 1998	276,501			(383,893)	(107,392)
Balance (in shares) at Dec. 31, 1998	913,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income/Loss for the year				(70,046)	(70,046)
Balance at Dec. 31, 1999	276,501			(453,939)	(177,438)
Balance (in shares) at Dec. 31, 1999	913,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income/Loss for the year				(66,855)	(66,855)
Balance at Dec. 31, 2000	276,501			(520,794)	(244,293)
Balance (in shares) at Dec. 31, 2000	913,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income/Loss for the year				(58,749)	(58,749)
Balance at Dec. 31, 2001	276,501			(579,543)	(303,042)
Balance (in shares) at Dec. 31, 2001	913,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forgiveness of amounts due to related party			200,671		200,671
Income/Loss for the year				(59,428)	(59,428)
Balance at Dec. 31, 2002	276,501		200,671	(638,971)	(161,799)
Balance (in shares) at Dec. 31, 2002	913,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for property acquisition (in shares) (April 25, 2003)	600,000
Shares issued for property acquisition (April 25, 2003)	60,000				60,000
Income/Loss for the year				(319,515)	(319,515)
Balance at Dec. 31, 2003	336,501		200,671	(958,486)	(421,314)
Balance (in shares) at Dec. 31, 2003	1,513,001
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issued for cash (in shares) (February 5, 2004)	99,750
Share issued for cash (in shares) (June 8, 2004)	69,800
Share issued for cash (in shares) (December 31, 2004)	294,800
Share issued for cash (February 5, 2004)	219,450				219,450
Share issued for cash (June 8, 2004)	282,331				282,331
Share issued for cash (December 31, 2004)	510,876				510,876
Shares issued for property acquisition (in shares) (August 24, 2004)	15,000
Shares issued for property acquisition (August 24, 2004)	58,788				58,788
Deferred tax recovery on flow-through shares (February 5, 2004)	(2,376)				(2,376)
Stock options exercised (in shares) (August 24, 2004)	10,000
Stock options exercised (August 24, 2004)	32,983				32,983
Shares returned on cancellation of escrow (in shares) (September 24, 2004)	(375,000)
Shares returned on cancellation of escrow (September 24, 2004)	(7,500)		7,500
Stock based compensation			421,000		421,000
Income/Loss for the year				(956,446)	(956,466)
Balance at Dec. 31, 2004	1,431,053		629,171	(1,914,932)	145,292
Balance (in shares) at Dec. 31, 2004	1,627,351
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forgiveness of amounts due to related party			102,327		102,327
Shares issued for property acquisition (in shares) (March 21, 2005)	12,500
Shares issued for property acquisition (March 21, 2005)	45,604				45,604
Deferred tax recovery on flow-through shares (September 2005)	(20,119)				(20,119)
Stock options exercised (in shares) (October-December 2005)	25,000
Stock options exercised (October-December 2005)	44,147				44,147
Refund for overpayment in 2004 private placement (January 6, 2005)	(3,000)				(3,000)
Flow-through private placement shares issued (in shares) (September 22, 2005)	29,500
Flow-through private placement shares issued (September 22, 2005)	59,000				59,000
Units issued (in shares) (September 22, 2005)	55,000
Units issued (in shares) (October 7, 2005)	127,500
Units issued (in shares) (November 17, 2005)	553,334
Units issued (September 22, 2005)	97,152				97,152
Units issued (October 7, 2005)	165,154				165,154
Units issued (November 17, 2005)	944,800				944,800
Shares issued on exercise of warrants (in shares) (October 2005)	5,000
Shares issued on exercise of warrants (October 2005)	15,000				15,000
Obligation to issue shares		8,638,667			8,638,667
Stock based compensation			163,400		163,400
Income/Loss for the year				(10,068,841)	(10,068,841)
Balance at Dec. 31, 2005	2,778,791	8,638,667	894,898	(11,983,773)
Balance (in shares) at Dec. 31, 2005	2,435,185				328,583
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for property acquisition (in shares) (January 3, 2006)	4,888,889
Shares issued for property acquisition (in shares) (March 7, 2006)	12,500
Shares issued for property acquisition (January 3, 2006)	8,638,667	(8,638,667)
Shares issued for property acquisition (March 7, 2006)	51,772				51,772
Deferred tax recovery on flow-through shares	(44,667)				(44,667)
Stock options exercised (in shares) (January - August 2006)	41,000
Stock options exercised (January - August 2006)	69,317				69,317
Flow-through private placement shares issued (in shares) (May 24, 2006)	34,000
Flow-through private placement shares issued (in shares) (December 2006)	20,000
Flow-through private placement shares issued (May 24, 2006)	93,585				93,585
Flow-through private placement shares issued (December 2006)	46,000				46,000
Shares issued on exercise of warrants (in shares) (February 2006)	74,450
Shares issued on exercise of warrants (in shares) (August - November 2006)	95,500
Shares issued on exercise of warrants (February 2006)	223,350				223,350
Shares issued on exercise of warrants (August - November 2006)	269,149				269,149
Stock based compensation			2,027,384		2,027,384
Income/Loss for the year				(2,973,161)	(2,973,161)
Balance at Dec. 31, 2006	12,125,964		2,922,282	(14,956,934)	91,312
Balance (in shares) at Dec. 31, 2006	7,601,524
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for property acquisition (in shares) (March 12, 2007)	50,000
Shares issued for property acquisition (March 12, 2007)	175,530				175,530
Stock options exercised (in shares) (March 27, 2007)	5,000
Stock options exercised (in shares) (April 3, 2007)	5,000
Stock options exercised (March 27, 2007)	8,760				8,760
Stock options exercised (April 3, 2007)	8,507				8,507
Flow-through private placement shares issued (in shares) (March 31, 2007)	26,669
Flow-through private placement shares issued (March 31, 2007)	41,647				41,647
Shares issued for debt (in shares) (June 18, 2007)	10,000
Shares issued for debt (June 18, 2007)	23,306				23,306
Stock based compensation			113,074		113,074
Income/Loss for the year				(598,783)	(598,783)
Balance at Dec. 31, 2007	12,383,714		3,035,356	(15,555,717)	(136,647)
Balance (in shares) at Dec. 31, 2007	7,698,193
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income/Loss for the year				(414,840)	(414,840)
Balance at Dec. 31, 2008	12,383,714		3,035,356	(15,970,557)	(551,487)
Balance (in shares) at Dec. 31, 2008	7,698,193
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Flow-through private placement shares issued (in shares) (June 22, 2009)	4,037,500
Flow-through private placement shares issued (June 22, 2009)	683,057				683,057
Subscriptions received		26,375			26,375
Transfer derivative liability for warrants granted in the year	(339,311)				(339,311)
Shares issued on exercise of warrants (in shares)	353,000
Shares issued on exercise of warrants	74,692				74,692
Transfer derivative liability for warrants exercised in the year	59,689				59,689
shares returned to treasury in exchange for US$85,000 cash payment (in shares) (July 24, 2009)	(4,500,000)
shares returned to treasury in exchange for US$85,000 cash payment (July 24, 2009)	(95,753)				(95,753)
shares issued for amendment to property option agreement at a market price of US$0.395 per share (in shares) (December 16, 2009)	150,000
shares issued for amendment to property option agreement at a market price of US$0.395 per share (December 16, 2009)	62,260	62,260			124,520
Stock based compensation			228,510		228,510
Income/Loss for the year				(1,092,043)	(1,092,043)
Balance at Dec. 31, 2009	12,828,348	88,635	3,263,866	(17,062,600)	(881,751)
Balance (in shares) at Dec. 31, 2009	7,738,693
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Flow-through private placement shares issued (in shares) (February 18, 2010)	1,613,162
Flow-through private placement shares issued (February 18, 2010)	247,214	(26,375)			220,839
Transfer derivative liability for warrants granted in the year	(125,435)				(125,435)
Shares issued on exercise of warrants (in shares)	766,248
Shares issued on exercise of warrants	159,620				159,620
Transfer derivative liability for warrants exercised in the year	134,800				134,800
shares issued for amendment to property option agreement at a market price of US$0.395 per share (in shares) (February 3, 2010)	150,000
shares issued for amendment to property option agreement at a market price of US$0.395 per share (February 3, 2010)	62,260	(62,260)
Income/Loss for the year				263,194	263,194
Balance at Dec. 31, 2010	13,306,807		3,263,866	(16,799,406)	(228,733)
Balance (in shares) at Dec. 31, 2010	10,268,103
Increase (Decrease) in Stockholders' Equity [Roll Forward]
shares issued for property option payment at US$0.15 per share market price (in shares) (February 22, 2011)	100,000
shares issued for property option payment at US$0.15 per share market price (February 22, 2011)	15,000				15,000
Income/Loss for the year				(189,503)	(189,503)
Balance at Dec. 31, 2011	13,321,807		3,263,866	(16,988,909)	(403,236)
Balance (in shares) at Dec. 31, 2011	10,368,103
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for property acquisition (in shares) (April 20, 2012)	300,000
Shares issued for property acquisition (April 20, 2012)	15,000				15,000
Flow-through private placement shares issued (in shares) (April 13, 2012)	3,074,120
Flow-through private placement shares issued (April 13, 2012)	153,706				153,706
Income/Loss for the year				(51,039)	(51,039)
Recognition of 9 months management fees $5,000/month			45,000		45,000
Balance at Dec. 31, 2012	13,490,513		3,308,866	(17,039,948)	(240,569)
Balance (in shares) at Dec. 31, 2012	13,742,223
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Income/Loss for the year				28,169	28,169
Recognition of 6 months management fees $5,000/month			30,000		30,000
Recognition of 5 months management fees $2,500/month			12,500		12,500
Balance at Dec. 31, 2013	13,490,513		3,351,366	(17,011,779)	(169,900)
Balance (in shares) at Dec. 31, 2013	13,742,223